Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stock—basic and diluted	$(4,165,108)	$(3,486,053)	$(8,665,380)	$(7,251,175)
Denominator:
Weighted average shares—basic and diluted	541,836	129,193	444,474	129,127
Net loss per share attributable to common stock—basic and diluted	$(7.69)	$(26.98)	$(19.50)	$(56.16)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2023	2022
Numerator:
Net loss attributable to common stock-basic and diluted	$(14,406,262)	$(15,468,502)
Denominator:
Weighted average shares-basic and diluted	137,074	128,822
Net loss per share attributable to common stock-basic and diluted	$(105.10)	$(111.83)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of June 30,
	2024	2023
Options	33,649	13,405
RSUs	17,558	—
Public warrants	230,000	—
GEM warrants	16,571	—
Common warrants	277,778	—
Placement agent warrants	16,667	—
Total	592,222	13,405

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2023	2022
Options	14,962	7,420
Public warrants	230,000	-
GEM warrants	16,571	-
Total	261,533	7,420

Summary of Changes in Allowance for Credit Losses

The following table presents changes in the allowance for credit losses for the year ended December 31, 2023:

Balance-January 1, 2023	$107,860
Change in provision for credit losses	(102,112)
Balance-December 31, 2023	$5,748

Summary of Capitalized Deferred Offering Costs

Capitalized deferred offering costs consisted of the following, as of December 14, 2023 and December 31, 2022:

	December 14, 2023	December 31, 2022
SPAC-related legal fees	$2,973,077	$1,264,914
Investment bank advisory services	135,000	135,000
Federal Trade Commission filing fees	125,020	125,020
Total deferred offering costs capitalized	$3,233,097	$1,524,934